Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Earnings (Loss) Per Share
Net loss	$ (34,618)	$ (23,440)
Weighted average shares outstanding
Basic	2,897,568	2,672,502
Diluted	2,897,568	2,672,502
Basic earnings per common share	$ (11.95)	$ (8.77)
Diluted earnings per common share	$ (11.95)	$ (8.77)
Antidilutive securities excluded from computation of diluted earning per share (in shares)	157,900,000	136,400,000